Stockholders' Equity - Schedule of Exercise of Shares (Details) (10-K) - $ / shares			3 Months Ended	12 Months Ended
	Aug. 25, 2020	Jan. 18, 2019	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Options Exercised	531,000	40,000		531,000	40,000
Exercise Price				$ 0.20	$ 2.41
Shares withheld as Payment	101,200	18,381
Common Stock Issued	429,800	21,619
David Phipps [Member]
Options Exercised	400,000	21,667
Exercise Price	$ 0.20	$ 2.55
Market Price	$ 0.25	$ 5.25
Shares withheld as Payment	80,000	10,524
Common Stock Issued	320,000	11,143
Other [Member]
Options Exercised	131,000	18,333
Exercise Price	$ 0.20	$ 2.25
Market Price	$ 0.25	$ 5.25
Shares withheld as Payment	21,200	7,857
Common Stock Issued	109,800	10,476